PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 6 – PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	2015	2014
Land	$9,823	$6,175
Buildings and improvements	31,597	29,640
Furniture, fixtures and equipment	7,385	6,377

	48,805	42,192
Less: accumulated depreciation	(9,658)	(8,246)

Premises and equipment, net	$39,147	$33,946

Operating Leases

The Company leases certain branch properties under operating leases. Rent expense was $545, $882 and $958 for 2015, 2014 and 2013. Rent commitments at December 31, 2015, before considering renewal options that generally are present, were as follows:

Due in one year or less	$525
Due after one year through two years	494
Due after two years through three years	251
Due after three years through four years	93
Due after four years through five years	38
Thereafter	319

Total	$1,720